Statement of Changes in Net Assets Available for Benefits - Navient 401(k) Savings Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Statements of Changes in Net Assets Available for Benefits [Abstract]
Net appreciation in fair value of investments	$ 87,472,970
Dividends and interest	13,307,272
Other income	113,561
Investment income	100,893,803
Interest on notes receivable from participants	312,028
Contributions:
Employer	5,181,510
Participant	10,705,041
Rollover	1,761,005
Contributions	17,647,556
Total Additions	118,853,387
Deductions
Benefits paid to participants	108,249,973
Administrative expenses	258,748
Total Deductions	108,508,721
Net increase	10,344,666
Transfers to other plans (see Note 1)	(58,530,726)
Beginning of year	694,023,885
End of year	$ 645,837,825